Fellow Shareholders:

  The economy continues to exhibit remarkable growth with low inflation even after several years of strong performance. With inflation last year at 3.3 percent and the fourth-quarter 1996 GDP running at an annual rate of 4.7 percent, and the prospects good for continuing stability, many analysts see little cause for worry about the stock market.

  The Dow Jones industrial average (DJIA) has surpassed a level of 7,000, or about 6,000 points higher than the level of 1,000 in 1982, only 15 years ago. When you consider that the DJIA level was approximately 1,000 in 1966, the spectacular rise of this index in the past 15 years stands out in contrast with the flatness of the prior period. This upward movement of stock prices is strongly correlated to the extensive transformation of the national economy from technological discovery and accompanying increased output that we have experienced in recent years, a phenomenon which I disclosed to you a year ago.

  Looking ahead, we believe that there will be growth in 1997, but not at the level achieved in 1996. Some economists are predicting the following in 1997: retail sales increasing by 5% or less; fewer new vehicles in 1997 than in 1996; lower housing starts and building permits; slowing of inventory buildup; and lower exports. Despite these expectations, performance in 1997 should be reasonably good and the Fund will continue to participate in stocks of high quality companies.







                                    Sincerely,



                                    /s/ Charles W. Steadman


                                    Charles W. Steadman
                                    Chairman of the Board of
                                     Trustees and President

                      STEADMAN TECHNOLOGY and GROWTH FUND
                            Portfolio of Investments
                               December 31, 1996
                                  (Unaudited)

                                                            Value
                                                   Shares  (Note 1)
                                                   ------  --------

   COMMON STOCKS -- 97.4%
Information Processing -- 21.6%
 Imation Corp....................................   2,500  $ 70,313
                                                           --------
                     Total Information Processing            70,313
                                                           --------

Oil & Gas Drilling -- 14.8%
 Parker Drilling Company (a).....................   5,000    48,125
                                                           --------
                         Total Oil & Gas Drilling            48,125
                                                           --------

Real Estate Investment Trust -- 18.4%
 Capstead Mortgage...............................   2,500    60,000
                                                           --------
               Total Real Estate Investment Trust            60,000
                                                           --------

Semiconductors -- 28.4%
 Intel Corp. Warrants (a)........................   1,000    92,250
                                                           --------
                             Total Semiconductors            92,250
                                                           --------

Telephone Communications -- 14.2%
 Lucent Technologies.............................   1,000    46,200
                                                           --------
                   Total Telephone Communications            46,200
                                                           --------

 Total Common Stock (Cost $298,238)                         316,888
                                                           ========
  CALL OPTIONS PURCHASED -- 2.6%

Computer Associates Int'l., 4/18/97 at $55.......   2,500     8,437
                                                           --------
Total Call Options Purchased (Cost $8,300)                    8,437
                                                           --------
 Total Portfolio of Investments (Cost $306,538)             325,375
                                                           ========

(a) Non-income producing security

    The accompanying notes are an integral part of the financial statements.

                      STEADMAN TECHNOLOGY and GROWTH FUND
                      Statement of Assets and Liabilities
                               December 31, 1996
                                  (Unaudited)


Assets:
  Investments at value (Cost $306,538) (Note 1).................  $   325,375
  Cash and cash equivalents (Note 1)............................      102,284
  Interest receivable...........................................          149
                                                                  -----------
     Total assets...............................................      427,808
                                                                  -----------
Liabilities:
  Accounts payable and accrued expenses.........................       16,847
  Investment advisory and service fees payable (Note 4).........        6,090
  Other payable to affiliate (Note 4)...........................        2,656
                                                                  -----------
     Total liabilities..........................................       25,593
                                                                  -----------
Net Assets......................................................  $   402,215
                                                                  ===========
Net assets consist of:
  Accumulated net investment loss...............................  $(2,757,905)
  Unrealized appreciation of investments........................       18,837
  Accumulated net realized losses...............................     (347,374)
  Capital paid in less distributions since inception............    3,488,657
                                                                  -----------
                                                                  $   402,215

Net asset value, offering price and redemption price per share
     ($402,215 / 516,352 shares of no par value trust shares)...         $.78
                                                                  ===========



    The accompanying notes are an integral part of the financial statements.

                      STEADMAN TECHNOLOGY and GROWTH FUND
                            Statements of Operations
                            for the six months ended
                               December 31, 1996
                                  (Unaudited)


Investment Income:
   Dividends.......................................................  $   2,757
   Interest........................................................      1,586
                                                                     ----------
      Total income.................................................              $   4,343

Expenses:
    Shareholder servicing fee (Note 4).............................     33,950
    Salaries and employee benefits (Note 4)........................     16,277
    Professional fees..............................................     27,436
    Reports to shareholders........................................      2,280
    Investment advisory fee (Note 4)...............................      1,598
    Computer services..............................................      1,704
    Rent...........................................................      3,262
    Trustees' fees and expenses (Note 4)...........................      3,309
    Miscellaneous..................................................      1,413
    Custodian fees.................................................        921
                                                                     ----------
      Total expenses...............................................                 92,150
                                                                                 ----------

      Net investment loss..........................................                (87,807)
                                                                                 ----------

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
    Net realized loss from investment transactions.................                (11,262)
    Change in unrealized appreciation/depreciation of investments..                (29,776)
      Net loss on investments......................................                (41,038)
                                                                                 ----------
      Net decrease in net assets resulting from operations.........              $(128,845)
                                                                                 ==========


    The accompanying notes are an integral part of the financial statements.

                      STEADMAN TECHNOLOGY and GROWTH FUND
                      Statements of Changes in Net Assets

                                                                       For the 6 months       For the year     For the period
                                                                            ended            ended June 30     January 1, 1995
                                                                     December 31,1996/(1)/       1996        through June 30, 1995*

Decrease in net assets from operations:
   Net investment loss..............................................       $ (87,807)          $(172,862)          $ (85,892)
   Net realized loss from investment transactions...................         (11,262)           (129,743)            (55,337)
   Change in unrealized appreciation/depreciation,..................          29,776              84,018              59,947
                                                                           ---------           ---------           ---------
     Net decrease in net assets resulting
       from operations..............................................        (128,845)           (218,587)            (81,282)

Decrease in net assets from trust share transactions (Note 2).......         (11,347)            (37,546)            (14,277)
                                                                           ---------           ---------           ---------
     Decrease in net assets.........................................        (140,192)           (256,133)            (95,559)

Net assets at beginning of period...................................         542,407             798,540             894,099
                                                                           ---------           ---------           ---------
Net assets at end of period, including accumulated net
   investment loss of $2,757,905, $2,670,098
   and $2,495,495 respectively......................................       $ 402,215           $ 542,407           $ 798,540
                                                                           =========           =========           =========

(1) Unaudited
* The Fund's fiscal year-end was changed to June 30.



    The accompanying notes are an integral part of the financial statements.

                      STEADMAN TECHNOLOGY and GROWTH FUND
                              Financial Highlights

                                               For the 6 months    For the year  For the period
                                                    ended             ended      January 1,1995
                                             December 31, 1996/(1)/  June 30,    through June 30*  For the years ended December 31
                                             --------------------------------------------------------------------------------------
                                                  1996                 1996            1995             1994       1993       1992
                                             --------------------------------------------------------------------------------------
Per Share Operating Performance:
 Net asset value, beginning of period.......     $1.02                $1.43           $1.57            $2.48      $2.69      $2.84
                                             --------------------------------------------------------------------------------------
   Net investment loss......................      (.16)                (.58)           (.22)            (.45)      (.40)      (.33)

Net realized and unrealized
   gain (loss) on investments...............      (.08)                 .17             .08             (.46)       .19        .18
                                             --------------------------------------------------------------------------------------
   Total from investment operations.........      (.24)                (.41)           (.14)            (.91)      (.21)      (.15)
                                             --------------------------------------------------------------------------------------
 Net asset value, end of period.............      $.78                $1.02           $1.43            $1.57      $2.48      $2.69
                                             --------------------------------------------------------------------------------------
Ratios/Supplemental Data:
 Total return...............................  (47.06)%**           (28.29)%        (17.84)%**       (36.69)%    (7.81)%    (5.28)%
 Ratio of expenses to average net
   assets...................................    39.95%**             25.19%          22.28%**         16.34%     11.94%     13.33%
 Ratio of net investment loss
   to average net assets....................  (38.07)%**           (24.78)%        (20.90)%**       (14.79)%   (11.38)%   (12.45)%
 Portfolio turnover rate....................      618%**               333%            615%**           274%       128%       157%
 Net assets, end of period (in thousands)...      $402                 $542            $799             $894     $1,467     $1,634

(1) Unaudited
*The Fund's fiscal year-end was changed to June 30.
**Annualized

  The accompanying notes are an integral part of the financial statements.

                    STEADMAN TECHNOLOGY and GROWTH FUND

Notes to Financial Statements

1. Significant accounting policies
   Steadman Technology and Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end investment company. During 1995, the Fund changed its fiscal year end from December 31 to June 30.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Cash and cash equivalents
   Management defines cash equivalents as investments that mature in three months or less. All cash and cash equivalents are invested in a single money market fund maintained by the investment custodian.

Security valuation
   Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

Security transactions and investment income
   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

Income taxes
   The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

                    STEADMAN TECHNOLOGY and GROWTH FUND

2. Trust shares
   The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                 For the 6 months ended     For the year ended     For the period January 1, 1995
                                    December 31,1996           June 30, 1996           through June 30, 1995
                                    ----------------           -------------           ---------------------
                                 Shares     Amount          Shares    Amount           Shares        Amount
                                 ------     ------          ------    ------           ------        ------
 Shares sold..............       -- 0 --   $ -- 0 --         -- 0 --  $ -- 0 --        -- 0 --      $ -- 0 --
 Shares redeemed..........      (13,067)    (11,347)        (29,474)   (37,546)        (9,910)       (14,277)
                                -------     -------         -------    -------         ------        -------
     Net decrease.........      (13,067)   $(11,347)        (29,474)  $(37,546)        (9,910)      $(14,277)
                                =======    ========         =======   ========         ======       ========
 Shares outstanding:
     Beginning of period..       529,419                     558,893                  568,803
                                 -------                     -------                  -------
     End of period........       516,352                     529,419                  558,893
                                 =======                     =======                  =======

3. Purchases and sales of securities
   During the six months ended December 31, 1996, purchases and proceeds from sales of investment securities aggregated $1,163,845 and $1,319,220, respectively.

   The net unrealized appreciation of investments aggregated $18,837 of which $22,675 related to gross unrealized appreciation where there is an excess of value over tax cost and $3,838 related to gross unrealized depreciation where there is an excess of tax cost over value.

4. Investment advisory fee and transactions with affiliates
   Steadman Security Corporation (SSC) has provided advisory services under an agreement which first became effective in 1972. On February 28, 1984, at the Annual Meeting of the shareholders, a new Investment Advisory Agreement was approved. Under the new advisory agreement, SSC will continue to provide the same services it provided under the same terms and conditions of the previous agreement. The agreement will continue in effect subject to the annual approval by the Board of Trustees or by a majority of the outstanding voting securities of the Fund. The fee for investment advisory services is based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, SSC received fees from the Fund for the performance of delegated services (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per account. SSC received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund.
   Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

STEADMAN TECHNOLOGY
and GROWTH FUND

1730 K Street, N.W.
Washington, D.C. 20006
1-800-424-8570
202-223-1000 Washington D.C. area

Transfer Agent

Steadman Security Corporation
1730 K Street, N.W.
Washington, D.C. 20006

Custodian

Crestar Bank N.A.
1445 New York Ave.,N.W.
Washington, D.C. 20005

Independent Accountants

Coopers & Lybrand L.L.P.
1900 K Street, N.W.
Washington, D.C. 20006

For more information about
Steadman Technology and Growth Fund
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-223-1000 Washington, D.C. area



                                   STEADMAN

                                  TECHNOLOGY
                                  and GROWTH
                                     FUND


                                  SEMI-ANNUAL
                                    REPORT
                               December 31,1996





                        A Steadman NO-LOAD Mutual Fund




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